Note 14 - Capital Stock (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule of Stock by Class [Table Text Block]
	Preferred Shares		Subordinate Voting Shares		Multiple Voting Shares		Total Common Shares
	Number	Amount	Number	Amount	Number	Amount	Number	Amount

Balance, December 31, 2012	5,230,634	$130,762	28,744,410	$118,448	1,325,694	$373	30,070,104	$118,821
Balance, December 31, 2013	-	-	34,476,038	300,392	1,325,694	373	35,801,732	300,765